FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Derivative:
Equity securities		¥ 10,037		¥ 8,995
Available-for-sale debt investments		2,548		2,717
Measured on recurring basis
Assets
Financial products	$ 3,689	25,679	$ 4,827	33,185
Time deposits (With the maturity of more than three months)	1,769	12,319	866	5,958
Derivative:
Foreign currency forward contacts (with the maturity of less than one year)	17	116
Equity securities	1,442	10,037	1,308	8,995
Available-for-sale debt investments	366	2,548	395	2,717
Total Assets	7,283	50,699	$ 7,396	50,855
Derivative:
Foreign currency forward contacts (with the maturity of more than one year)	1	9
Total liabilities	$ 1	9
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Derivative:
Equity securities		10,037		8,995
Total Assets		10,037		8,995
Measured on recurring basis | Significant other observable inputs (Level 2)
Assets
Financial products		25,679		33,185
Time deposits (With the maturity of more than three months)		12,319		5,958
Derivative:
Foreign currency forward contacts (with the maturity of less than one year)		116
Total Assets		38,114		39,143
Derivative:
Foreign currency forward contacts (with the maturity of more than one year)		9
Total liabilities		9
Measured on recurring basis | Unobservable inputs (Level 3)
Derivative:
Available-for-sale debt investments		2,548		2,717
Total Assets		¥ 2,548		¥ 2,717